Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 6,186,602.3	$ 81,542.1	₨ 5,901,654.6
Time deposits	₨ 8,080,607.6	$ 106,506.0	7,191,543.0
Minimum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	1 year
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years
Deposit in excess of Rs. 500000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 6,938,558.0		₨ 6,101,456.2